Reverse Recapitalization (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 11, 2024
Reverse Recapitalization [Line Items]
Redeemed shares (in Shares)	41,552	41,552
Repayments of promissory note	$ 75,000	$ 75,000
Net liabilities	1,600,000	1,600,000
Retained deficit	$ 2,833,474	$ 2,833,474
Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	120,858	120,858
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	115,000	115,000
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding (in Shares)	5,858	5,858
NMI [Member]
Reverse Recapitalization [Line Items]
NMI stockholders percentage			84.70%
Contribution of funds held in trust account	$ 13,900,000	$ 13,900,000
Incurred transaction costs	1,200,000	1,200,000
Nature’s Miracle’s [Member]
Reverse Recapitalization [Line Items]
NMI stockholders percentage			100.00%
Reverse recapitalization of proceeds	1,100,000	1,100,000
Lakeshore’s shares [Member]
Reverse Recapitalization [Line Items]
Incurred transaction costs	1,000,000	1,000,000
Nature’s Miracle’s [Member]
Reverse Recapitalization [Line Items]
Contribution of funds held in trust account	$ 15,100,000	$ 15,100,000